Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of major related parties and their relationships with the Group

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. ("Jiuzhou Tianyuan")	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")	One of the Company's Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Unknown Worlds	An investee of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cash collection on behalf of Ye Net*	1,073,284	—	—
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. ("Jiuzhou Kaiyuan")**	16,885,051	—	—
Equity investment in Zhizhu Network***	27,000,000	—	—
Short-term loan to Zhizhu Network***	2,500,000	—	—
Transfer domain name of 178.com to Zhizhu Network***	—	—	—
Marketing services provided by Zhizhu Network***	1,422,500	2,242,500	925,000
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.****	—	360,000,000	—
Loan to Unknown Worlds	—	7,561,080	—
Office rental income from PW Pictures	—	138,074	680,970

Schedule of outstanding amount due from/to related parties

	December 31, 2011	December 31, 2012
	RMB	RMB
Prepayment to Zhizhu Network for marketing service***	40,000	—
Loan to Unknown Worlds	7,561,080	7,542,600

Total	7,601,080	7,542,600

Due to Zhizhu Network for marketing service***	155,000	—
Due to PW Pictures for office rental deposit	—	150,000

Total	155,000	150,000

*
Ye Net ceased to be a related party of the Group as it became the Group's majority-owned VIE starting January 2011. See Note 10(5) for details.

**
Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company's former Directors who has resigned from Board during May 2010.

***
Zhizhu Network was a related party due to the interest free personal loans to the then shareholders of Zhizhu Network, which was later used to fund the operations of Zhizhu Network provided by Mr. Michael Yufeng Chi prior to the Group's investments in Zhizhu Networks.

****
For details of this transaction, please see Note 11.